FINANCIAL RISK MANAGEMENT - Disclosure of fair value measurement of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper call options	$ 1,514
Derivative asset fuel call options	278
Financial assets designated at fair value	1,792
Financial assets at fair value through profit or loss, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper call options	0
Derivative asset fuel call options	0
Financial assets designated at fair value	0
Financial assets at fair value through profit or loss, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper call options	1,514
Derivative asset fuel call options	278
Financial assets designated at fair value	1,792
Financial assets at fair value through profit or loss, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper call options	0
Derivative asset fuel call options	0
Financial assets designated at fair value	0
Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	1,791	$ 730
Investment in subscription receipts	1,200	2,400
Reclamation deposits	2,825	3,083
Financial assets designated at fair value	5,816	6,213
Financial assets at fair value through other comprehensive income, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	1,791	730
Investment in subscription receipts	0	0
Reclamation deposits	2,825	3,083
Financial assets designated at fair value	4,616	3,813
Financial assets at fair value through other comprehensive income, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in subscription receipts	0	0
Reclamation deposits	0	0
Financial assets designated at fair value	0	0
Financial assets at fair value through other comprehensive income, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in subscription receipts	1,200	2,400
Reclamation deposits	0	0
Financial assets designated at fair value	$ 1,200	$ 2,400